Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Dec. 31, 2019	Dec. 31, 2018
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 18.8452	$ 19.6829
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1734	0.1793
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	24.9586	25.0878
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	21.1537	22.5054
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	19.4596	19.9762
Canadian dollar [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	14.5315	14.4138
Australian Dollar [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 13.2435	$ 13.8617